Derivatives and Fair Value Disclosures - Schedule of Derivative Instruments, Gain (Loss) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total loss/(gain) on derivatives	$ 1,698,462	$ 240,153	$ (50,976)
Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Total loss on derivatives	(126,241)	(2,183,187)	(1,190,400)
Interest Rate Swap [Member] | Not Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Income (loss) Reclassification from OCI		265,610	60,954
Interest Rate Swap — Change in Fair Value	1,697,401		7,186
Interest Rate Swap — Realized (expense)/income	1,061	(25,457)	(119,116)
Interest Rate Swap [Member] | Designated as Hedging Instrument [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Interest Rate Swap — Realized (expense)/income	$ (126,241)	$ (2,183,187)	$ (1,190,400)